Stock Compensation Plan (Details) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 28, 2019	Dec. 26, 2020	Apr. 30, 2019	Apr. 30, 2018
Information for options granted
Dividend yield (as a percent)	0.00%	0.00%
Expected terms	5 years	0 years
Nonvested stock option activity, Nonvested options
Canceled (in shares)	(152,905)	(18,598)	(225,226)	(120,069)
Nonvested stock option activity, Weighted average exercise price
Canceled (in dollars per share)	$ 10,550	$ 11,930	$ 14,220	$ 20,730
Total intrinsic value of options exercised	$ 300,000	$ 600,000	$ 100,000	$ 100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		$ 7,200,000
Expected volatility	4490.00%	0.00%
Risk-free interest rates	1.70%	0.00%
Minimum
Stock compensation plan
Exercise period after the vesting date		4 years
Information for options granted
Dividend yield (as a percent)			5.30%	4.50%
Expected terms			5 years	5 years
Nonvested stock option activity, Weighted average exercise price
Expected volatility			38.30%	36.80%
Risk-free interest rates			2.70%	1.90%
Maximum
Stock compensation plan
Vesting period		3 years
Exercise period after the vesting date		5 years
Information for options granted
Dividend yield (as a percent)			7.20%	5.90%
Expected terms			6 years	6 years
Nonvested stock option activity, Weighted average exercise price
Expected volatility			44.70%	51.30%
Risk-free interest rates			2.80%	2.10%
Nonvested Stock Option [Member]
Nonvested stock option activity, Weighted average exercise price
Unrecognized compensation costs		$ 100,000
Stock Option Plan [Member]
Stock option activity, Number of options
Outstanding at the start of the period (in shares)	796,244	460,285	472,503	1,387,331
Granted (in shares)	88,340	0	704,514	272,502
Exercised (in shares)	(207,802)	(50,278)	(14,069)	(9,000)
Canceled (in shares)	(216,497)	(18,598)	(366,704)	(1,178,330)
Outstanding at the end of the period (in shares)	460,285	391,409	796,244	472,503
Stock option activity, Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 10.88	$ 10.28	$ 17.41	$ 18.02
Granted (in dollars per share)	11.93	0	10.20	13.25
Exercised (in dollars per share)	10.60	10.35	10.90	10.51
Canceled (in dollars per share)	12.87	11.93	17.99	17.22
Outstanding at the end of the period (in dollars per share)	$ 10.28	$ 10.19	$ 10.88	$ 17.41
Stock Option
Stock option activity, Number of options
Outstanding at the end of the period (in shares)		391,409
Nonvested stock option activity, Nonvested options
Outstanding at the beginning of the period (in shares)	654,514	215,007	267,433	678,118
Granted (in shares)	88,340	0	704,514	272,502
Vested (in shares)	(374,942)	(133,075)	(92,207)	(563,118)
Outstanding at the end of the period (in shares)	215,007	63,334	654,514	267,433
Nonvested stock option activity, Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 10,350	$ 10,110	$ 14,270	$ 15.88
Granted (in dollars per share)	11,930	0	10,200	13,250
Vested (in dollars per share)	10,770	10,460	9,490	14,610
Outstanding at the end of the period (in dollars per share)	10,110	$ 8.83	$ 10,350	$ 14,270
Restricted Stock Units
Nonvested stock option activity, Weighted average exercise price
Unrecognized compensation costs		$ 4,300,000
Performance Shares
Nonvested stock option activity, Weighted average exercise price
Unrecognized compensation costs		$ 11,900,000
Equity Plan 2011 [Member]
Stock compensation plan
Common Stock, Par or Stated Value Per Share	$ 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		5,000,000
Class A common stock available for grant (in shares)	4,398,334	4,062,558